Investor A Institutional [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
Investor A, Institutional | BlackRock Emerging Markets ex-China Fund | Investor A Shares
Prospectus [Line Items]
Annual Return [Percent]	(3.64%)